Investment Strategy	Jul. 24, 2026
JNL/BlackRock Global Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the sections, “Summary Overview of Each Fund” and “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL/BlackRock Global Allocation Fund, please delete the last paragraph in the entirety.